Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2019	Mar. 31, 2019
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 21,932,410
Cash collateral pledged for derivative transactions included in Other assets	1,366,194	¥ 1,276,897
Cash collateral received for derivative transactions included in Other liabilities	¥ 963,909	¥ 844,234